Employee Costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Components of Employee Costs

		For the year ended December 31,
		2025	2024
	Note	$	$
Wages, salaries, and benefits		4,671.5	4,245.5
Pension costs		140.7	126.7
Net share-based compensation	22	40.3	43.0
Total employee costs		4,852.5	4,415.2
Direct labor		2,965.8	2,670.9
Indirect labor		1,886.7	1,744.3
Total employee costs		4,852.5	4,415.2